UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5450

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2008

Global Governments Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

Global Governments Variable Account

Issuer	Shares/Par		Value ($)
BONDS - 87.4%
Foreign Bonds - 66.0%
Belgium - 3.3%
Kingdom of Belgium, 5.5%, 2017	EUR	169,000	$293,119

Canada - 2.6%
Canada Housing Trust, 4.6%, 2011	CAD	51,000	$51,625
Government of Canada, 4.5%, 2015	CAD	162,000	170,641
Government of Canada, 5.75%, 2033	CAD	13,000	16,277

			$238,543

Denmark - 0.6%
Kingdom of Denmark, 4%, 2015	DKK	253,000	$53,411

France - 4.3%
Republic of France, 6%, 2025	EUR	151,000	$280,182
Republic of France, 4.75%, 2035	EUR	68,000	108,836

			$389,018

Germany - 9.8%
Federal Republic of Germany, 5.25%, 2010	EUR	160,000	$262,004
Federal Republic of Germany, 3.75%, 2015	EUR	182,000	287,205
Federal Republic of Germany, 6.25%, 2030	EUR	170,000	329,478

			$878,687

Italy - 3.8%
Republic of Italy, 4.75%, 2013	EUR	210,000	$342,776

Japan - 23.8%
Development Bank of Japan, 1.4%, 2012	JPY	27,000,000	$277,326
Government of Japan, 0.8%, 2010	JPY	8,000,000	80,789
Government of Japan, 1.3%, 2014	JPY	105,000,000	1,082,032
Government of Japan, 1.7%, 2017	JPY	15,000,000	157,352
Government of Japan, 2.1%, 2024	JPY	31,000,000	321,970
Government of Japan, 2.2%, 2027	JPY	15,000,000	153,570
Government of Japan, 2.4%, 2037	JPY	6,000,000	60,428

			$2,133,467

Netherlands - 2.7%
Kingdom of Netherlands, 3.75%, 2014	EUR	153,000	$240,988

Spain - 4.7%
Kingdom of Spain, 5%, 2012	EUR	254,000	$418,717

Sweden - 0.7%
Kingdom of Sweden, 4.5%, 2015	SEK	345,000	$60,229

United Kingdom - 9.7%
United Kingdom Treasury, 9%, 2011	GBP	79,000	$180,920
United Kingdom Treasury, 8%, 2015	GBP	145,000	358,257
United Kingdom Treasury, 8%, 2021	GBP	63,000	166,689
United Kingdom Treasury, 4.25%, 2036	GBP	88,000	170,504

			$876,370

Total Foreign Bonds			$5,925,325

U.S. Bonds - 21.4%
Asset Backed & Securitized - 2.9%
Bayview Commercial Asset Trust, FRN, 4.85%, 2023 (n)	CAD	30,000	$22,311
Commercial Mortgage Asset Trust, FRN, 0.875%, 2032 (i)(n)		$1,354,232	37,200
Commercial Mortgage Pass-Through Certificates, FRN, 3.008%, 2017 (n)		59,000	56,432
Commercial Mortgage Pass-Through Certificates, FRN, 3.018%, 2017 (n)		100,000	92,617
First Union National Bank Commercial Mortgage Trust, FRN, 1.219%, 2043 (i)(n)		1,483,106	32,648
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 2.978%, 2018 (n)		17,580	17,529

			$258,737

Mortgage Backed - 1.1%
Fannie Mae, 5.369%, 2013		$24,385	$25,134
Fannie Mae, 4.78%, 2015		24,065	24,028
Fannie Mae, 5.09%, 2016		25,000	25,174
Fannie Mae, 5.5%, 2016		24,383	25,426

			$99,762

Municipals - 1.1%
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018		$45,000	$49,268
New York Urban Development Corp. Rev., Service Contract, “A”, FSA, 5%, 2018		45,000	49,208

			$98,476

U.S. Government Agencies - 2.2%
Aid-Egypt, 4.45%, 2015		$49,000	$50,856
Small Business Administration, 4.57%, 2025		41,159	39,807
Small Business Administration, 5.21%, 2026		105,122	106,965

			$197,628

U.S. Treasury Obligations - 14.1%
U.S. Treasury Bonds, 4.75%, 2017		$324,000	$358,476
U.S. Treasury Bonds, 8%, 2021		110,000	155,152
U.S. Treasury Bonds, 4.75%, 2037		52,000	55,928
U.S. Treasury Notes, 3.125%, 2008		1,000	1,005
U.S. Treasury Notes, 4%, 2010		146,000	152,912
U.S. Treasury Notes, 4.75%, 2012		90,000	98,606
U.S. Treasury Notes, 4%, 2015		414,000	445,179

			$1,267,258

Total U.S. Bonds			$1,921,861

Total Bonds			$7,847,186

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

Global Governments Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
SHORT-TERM OBLIGATIONS - 6.6%
Farmer Mac, 1.5%, due 4/01/08 (y)	$595,000	$595,000

REPURCHASE AGREEMENTS - 4.4%
Merrill Lynch & Co., 2.5%, dated 3/31/08, due 4/01/08, total to be received $394,027 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$394,000	$394,000

Total Investments		$8,836,186

OTHER ASSETS, LESS LIABILITIES - 1.6%		141,226

NET ASSETS - 100.0%		$8,977,412

(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $258,737, representing 2.9% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
FSA	Financial Security Assurance Inc.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Global Governments Variable Account

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the variable account’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$8,836,186	$—	$8,836,186
Other Financial Instruments	$63,309	$—	$—	$63,309

(2) Derivative Contracts at 3/31/08

Forward Foreign Currency Exchange Contracts at 3/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	AUD	79,215	4/15/08	$70,276	$72,236	$1,960
SELL	CAD	126,939	4/28/08	127,265	123,380	3,885
BUY	CHF	44,923	5/07/08	43,195	45,229	2,034
BUY	DKK	70,954	4/15/08	14,078	15,009	931
SELL	DKK	20,255	4/15/08	4,286	4,285	1
BUY	EUR	900,479	4/14/08 - 5/14/08	1,395,471	1,419,071	23,600
SELL	EUR	16,815	5/14/08	26,500	26,494	6
BUY	GBP	44,022	4/04/08 - 4/14/08	86,423	87,241	818
SELL	GBP	92,222	4/14/08	183,645	182,684	961
BUY	JPY	95,017,394	4/14/08 - 4/15/08	885,432	953,620	68,188
SELL	JPY	24,339,751	4/15/08	247,127	244,281	2,846
BUY	NOK	438,305	4/21/08	80,987	85,885	4,898
BUY	SEK	276,864	4/15/08	45,457	46,556	1,099

						$111,227

Global Governments Variable Account

Supplemental Information (Unaudited) 3/31/08 - continued

Forward Foreign Currency Exchange Contracts at 3/31/08 - continued

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
BUY	AUD	7,000	4/15/08	$6,493	$6,383	$(110)
SELL	AUD	63,319	4/15/08	57,035	57,740	(705)
BUY	CAD	37,275	4/28/08	37,500	36,230	(1,270)
SELL	CHF	44,923	5/07/08	44,513	45,229	(716)
SELL	DKK	14,576	4/15/08	3,000	3,083	(83)
BUY	EUR	257,371	4/14/08 - 5/14/08	406,571	405,722	(849)
SELL	EUR	729,720	4/14/08 - 5/14/08	1,131,254	1,149,956	(18,702)
BUY	GBP	53,427	4/14/08	107,738	105,835	(1,903)
SELL	GBP	201,390	4/04/08 - 4/14/08	393,782	399,149	(5,367)
BUY	JPY	32,923,530	4/15/08	332,571	330,429	(2,142)
SELL	JPY	32,448,864	4/15/08 - 4/17/08	310,833	325,668	(14,835)
SELL	SEK	116,076	4/15/08	18,283	19,519	(1,236)

						$(47,918)

At March 31, 2008, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2008, are as follows:

United States	32.9%
Japan	23.8%
Germany	10.0%
Great Britain	9.9%
Spain	4.8%
France	4.5%
Italy	3.8%
Belgium	3.3%
Canada	2.9%
Other Countries	4.1%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLOBAL GOVERNMENTS VARIABLE ACCOUNT

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: May 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2008

*	Print name and title of each signing officer under his or her signature.